Legal Proceedings - Additional Information (Detail) $ in Thousands									12 Months Ended
	Nov. 27, 2013 LegalMatter	Jun. 14, 2013 LegalMatter	Apr. 23, 2013 LegalMatter	Jan. 25, 2013 LegalMatter	Aug. 27, 2012 LegalMatter	Jul. 24, 2012 LegalMatter	Apr. 17, 2012 LegalMatter	Aug. 05, 2011 LegalMatter	May. 02, 2015 USD ($)
Technology Properties Limited
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed						1
Legal Claim 1
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed		1
Damages awarded | $									$ 1,330
Commonwealth Scientific and Industrial Research Organisation
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed					1
Kevin Khoa Nguyen
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed							1
Lina
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed								1
Jones
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed			1
Carag
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed	1
Trimmer
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed				1